Vessels, Net - Disposal of Vessels (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	May. 06, 2014	Jun. 18, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Impairment loss				$ 0	$ 11,690	$ 0
Deferred dry dock and special survey costs				10,326	5,312
Net cash proceeds from sale of vessels and intangibles				71,224	232,956	17,407
Gain/ (loss) on sale of vessels				$ 5,771	$ 22,599	$ (21,098)
Nave Celeste and C. Dream
Property, Plant and Equipment [Line Items]
Total sale proceeds			$ 98,335
Carrying value of assets sold			83,593
Net cash proceeds from sale of vessels and intangibles			71,224
Gain/ (loss) on sale of vessels			5,771
Nave Celeste and C. Dream | Navios Midstream
Property, Plant and Equipment [Line Items]
Sale price			100,000
Cash received			$ 73,000
Nave Celeste and C. Dream | Subordinated Series A Units | Navios Midstream
Property, Plant and Equipment [Line Items]
Units exchanged			1,592,920
Shinyo Splendor
Property, Plant and Equipment [Line Items]
Total sale proceeds		$ 20,020
Impairment loss	$ 10,718
Carrying value of assets sold		19,219
Deferred dry dock and special survey costs		1,021
Net cash proceeds from sale of vessels and intangibles		18,315
Gain/ (loss) on sale of vessels		$ (904)